Accrued Expenses And Other Liabilities	12 Months Ended
Dec. 31, 2023
Accrued Expenses And Other Liabilities
11.
ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other current liabilities

	As of December 31,
	2022	2023
	RMB	RMB	US$
Payable to online advertising platforms as agency	827,015	1,452,286	204,550
Accrued operating expenses	224,902	391,338	55,119
Salary and welfare payable	54,314	51,465	7,249
Advance received in advertising agency services	136,098	136,684	19,252
Accrued advertising, marketing and promotional expenses	48,389	50,082	7,054
Deferred revenue	194,542	235,520	33,172
Operating lease liabilities current portion	14,384	13,295	1,873
Other taxes payable	21,670	35,380	4,983
Accrued bandwidth and cloud service costs	1,062	2,078	293
Others	64,393	69,082	9,728
Total	1,586,769	2,437,210	343,273

Other non-current liabilities

	As of December 31,
	2022	2023
	RMB	RMB	US$
Uncertain tax position	161,668	159,908	22,523
Operating lease liabilities non-current portion	27,090	17,699	2,493
Others	11,578	12,336	1,737
Total	200,336	189,943	26,753